SEGMENT AND GEOGRAPHICAL INFORMATION - Property, Plant and Equipment (Details) - USD ($) $ in Thousands	Jan. 03, 2021	Dec. 29, 2019
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment, net	$ 246,908	$ 281,200
Malaysia
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment, net	139,421	145,246
Philippines
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment, net	79,506	92,275
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment, net	1,266	14,824
MEXICO
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment, net	17,792	18,862
Europe
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment, net	8,896	9,855
Rest of world
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment, net	$ 27	$ 138